INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Loss carryforwards	$ 13,483,000		$ 13,330,000
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	21.00%	35.00%
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration			$ 12,865,000